Related Party Transactions	12 Months Ended
Dec. 31, 2022
Related Party Transactions [Abstract]
Related Party Transactions
28.	RELATED PARTY TRANSACTIONS

The below table summarizes transactions incurred in 2022, 2021 and 2020 with companies for which certain members of the Company’s management perform similar policymaking functions. These include, but are not limited to: Orange and Idemia France.

	December 31,	December 31,	December 31,
	2022	2021	2020
Sales & other services	13	8	5
Other purchases	25	19	21
Accounts receivable	5	2	1
Accounts payable	2	—	—

In addition, the Company shares one member of its Supervisory Board with Cassa Depositi e Prestiti SpA (CDP). The Company holds two long-term credit facilities with CDP, which contractual financing terms are described in Note 15.

The Company did not hold any significant equity-method investments as of December 31, 2022, 2021 and 2020. Consequently, the Company did not report any material transaction with this type of investees in the corresponding years.

The Company made a cash contribution of $1 million for the year ended December 31, 2022 to the ST Foundation, a non-profit organization established to deliver and co-ordinate independent programs in line with its mission. A cash contribution of $0.5 million was made for each of the years ended December 31, 2021 and 2020. Certain members of the Foundation’s Board are senior members of the Company’s management.